Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM MUTUAL FUND TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2015
Retail Class | State Farm LifePath 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE FARM LIFEPATH 2040 FUND (NLOAX) (NLBOX) (SAUAX) (SAUBX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the State Farm LifePath 2040 Fund (the “LifePath 2040 Fund” or the “Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2040 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 86 of the Fund’s prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Before November 2, 2015, the Fund invested all of its assets in a corresponding series of the LifePath Master Portfolios with a substantially similar investment objective. During the most recent fiscal year, the corresponding LifePath Master Portfolio’s portfolio turnover rate was 42% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 86 of the Fund’s prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests its assets in a combination of equity (including real estate investment trusts) and bond exchange traded funds and a money market fund (the “Underlying Funds”) in proportion to the Fund’s own comprehensive investment strategy. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BlackRock Fund Advisors (“BFA”) serves as the sub-adviser to the Fund and selects investments for the Fund. BFA employs a multi-dimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this multi-dimensional approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations and expected returns. Certain Underlying Funds may invest in real estate investment trust (“REITs”), foreign securities, emerging markets securities, below investment-grade bonds, commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

		On or about November 16, 2015, the Fund anticipates holding approximately 93% of its assets in Underlying Funds that invest primarily in equity securities, 7% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. As a stated time horizon approaches, the allocation gradually shifts from a greater concentration of higher-risk investments (namely, equity securities funds) to a greater concentration of lower-risk investments (namely, bond funds), thereby making the Fund increasingly conservative with lower expected return.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency. An investor in the Fund is subject to the following types of risk. Reference to the Fund in the description of risk below includes reference to the Underlying Funds in which the Fund invests.
  Allocation Risk.    The Fund’s ability to achieve its investment objective depends upon BFA’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.
  Concentration Risk.    To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector, asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, asset class, country, region or group of countries.
  Convertible Securities Risk.    The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.
  Debt Securities Risk.    Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk and prepayment risk, among other things.
  Interest Rate Risk—The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.
  Credit Risk—Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.
  Extension Risk—When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.
  Prepayment Risk—When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.
  Derivatives Risk.    The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Fund to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund. The U.S. Government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin, reporting and registration requirements. The ultimate impact of the regulations remains unclear. Additional U.S. or other regulations may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives. Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.
  Emerging Markets Risk.    Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
  Equity Securities Risk.    Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
  Foreign Securities Risk.    Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
  The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
  Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
  The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe. These events may affect the value and liquidity of certain of the Fund’s investments.
  Investment Style Risk.    Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the Fund may underperform other funds that use different investment styles.
  Investments in Exchange Traded Funds Risk.    The Fund will invest substantially all of its assets in Underlying Funds that are exchange traded funds (“ETFs”) that are advised by BFA or one of its affiliates, so the Fund’s investment performance is directly related to the performance of the Underlying Funds. The Fund’s net asset value (“NAV”) will change with changes in the value of the Underlying Funds. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds.
  ETF-Specific Risk
  Management Risk.    If an ETF does not fully replicate the underlying index, it is subject to the risk that the manager’s investment management strategy may not produce the intended results.
  Passive Investment Risk.    ETFs are not actively managed and may be affected by a general decline in market segments relating to its index. An ETF typically invests in securities included in, or representative of, its index regardless of their investment merits and does not attempt to take defensive positions in declining markets.
  Representative Sampling Risk.    Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.
  Shares of an ETF May Trade at Prices Other Than Net Asset Value.    Shares of an ETF trade on exchanges at prices at, above or below their most recent net asset value. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than net asset value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to net asset value. However, because shares can be created and redeemed in Creation Units, which are aggregated blocks of shares that authorized participants who have entered into agreements with the ETF’s distributor can purchase or redeem directly from the ETF, at net asset value (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset values), large discounts or premiums to the net asset value of an ETF are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that an ETF’s shares normally trade on exchanges at prices close to the ETF’s next calculated net asset value, exchange prices are not expected to correlate exactly with an ETF’s net asset value due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from net asset value. If a shareholder purchases at a time when the market price is at a premium to the net asset value or sells at a time when the market price is at a discount to the net asset value, the shareholder may sustain losses.
  Tracking Error Risk.    Imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, the divergence of an ETF’s performance from that of its underlying index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because an ETF incurs fees and expenses while its underlying index does not.
  Junk Bonds Risk.    Although junk bonds, also known as high-yield bonds, generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.
  Leverage Risk.    Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.
  Market Risk and Selection Risk.    Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
  Mortgage- and Asset-Backed Securities Risk.    Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.
  Passive Investment Risk.    Because BFA does not select individual companies in the underlying indexes for the Underlying Funds, the Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.
  REIT Investment Risk.    Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.
  Retirement Income Risk.    The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Fund name; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement and your other assets and income sources.
  Securities Lending Risk.    Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money from securities lending and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Underlying Fund.
  U.S. Government Obligations Risk.    Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.
The Fund must maintain cash balances to meet redemption requests which may lower overall Fund performance.

		An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Risk Lose Money [Text]	rr_RiskLoseMoney	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund*. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar chart, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance or by calling 1-800-447-4930.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund*. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar chart, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-447-4930
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Calendar Years
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart, and if the amounts were included, the returns would be lower than indicated.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 19.01%, during the second quarter of 2009. Worst quarter: -20.89%, during the fourth quarter of 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The blended benchmark is a hypothetical representation of the performance of the LifePath 2040 Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath 2040 Fund’s custom benchmark are adjusted quarterly to reflect the LifePath 2040 Fund’s changing asset allocations over time. As of December 31, 2014, the following indexes are used to calculate the LifePath 2040 Fund’s custom benchmark: Barclays U.S. Aggregate Bond Index, Russell 1000 Index, Russell 2000 Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Bloomberg Commodity Index and Barclays U.S. TIPS Index.

		* The investment results in the bar chart and table reflect performance of the Fund prior to November 2015 when the Fund was a feeder fund in a master/feeder fund structure.
Retail Class | State Farm LifePath 2040 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.27%
Distribution [and/or Service] (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%	[2]
After 1 year	rr_ExpenseExampleYear01	$ 595
After 3 years	rr_ExpenseExampleYear03	797
After 5 years	rr_ExpenseExampleYear05	1,015
After 10 years	rr_ExpenseExampleYear10	$ 1,641
1 Year	rr_AverageAnnualReturnYear01	(0.13%)
5 Years	rr_AverageAnnualReturnYear05	7.74%
Life of Class	rr_AverageAnnualReturnSinceInception	3.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2006
Retail Class | State Farm LifePath 2040 Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.27%
Distribution [and/or Service] (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.95%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%	[2]
After 1 year	rr_ExpenseExampleYear01	$ 671
After 3 years	rr_ExpenseExampleYear03	880
After 5 years	rr_ExpenseExampleYear05	1,113
After 10 years	rr_ExpenseExampleYear10	1,801
After 1 year	rr_ExpenseExampleNoRedemptionYear01	171
After 3 years	rr_ExpenseExampleNoRedemptionYear03	530
After 5 years	rr_ExpenseExampleNoRedemptionYear05	913
After 10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,801
1 Year	rr_AverageAnnualReturnYear01	(0.62%)
5 Years	rr_AverageAnnualReturnYear05	7.80%
Life of Class	rr_AverageAnnualReturnSinceInception	3.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2006
Retail Class | State Farm LifePath 2040 Fund | Legacy Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.27%
Distribution [and/or Service] (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%	[2]
After 1 year	rr_ExpenseExampleYear01	$ 397
After 3 years	rr_ExpenseExampleYear03	603
After 5 years	rr_ExpenseExampleYear05	825
After 10 years	rr_ExpenseExampleYear10	$ 1,465
2005	rr_AnnualReturn2005	7.71%
2006	rr_AnnualReturn2006	16.46%
2007	rr_AnnualReturn2007	1.60%
2008	rr_AnnualReturn2008	(35.71%)
2009	rr_AnnualReturn2009	27.55%
2010	rr_AnnualReturn2010	12.30%
2011	rr_AnnualReturn2011	(2.81%)
2012	rr_AnnualReturn2012	14.29%
2013	rr_AnnualReturn2013	16.56%
2014	rr_AnnualReturn2014	5.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.89%)
1 Year	rr_AverageAnnualReturnYear01	1.95%
5 Years	rr_AverageAnnualReturnYear05	8.20%
10 Years	rr_AverageAnnualReturnYear10	4.47%
Retail Class | State Farm LifePath 2040 Fund | Legacy Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	3.00%
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.27%
Distribution [and/or Service] (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%	[2]
After 1 year	rr_ExpenseExampleYear01	$ 440
After 3 years	rr_ExpenseExampleYear03	712
After 5 years	rr_ExpenseExampleYear05	955
After 10 years	rr_ExpenseExampleYear10	1,548
After 1 year	rr_ExpenseExampleNoRedemptionYear01	140
After 3 years	rr_ExpenseExampleNoRedemptionYear03	437
After 5 years	rr_ExpenseExampleNoRedemptionYear05	755
After 10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,548
1 Year	rr_AverageAnnualReturnYear01	1.76%
5 Years	rr_AverageAnnualReturnYear05	8.14%
10 Years	rr_AverageAnnualReturnYear10	4.40%
Retail Class | State Farm LifePath 2040 Fund | Return After Taxes on Distributions | Legacy Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.46%)
5 Years	rr_AverageAnnualReturnYear05	7.26%
10 Years	rr_AverageAnnualReturnYear10	3.81%
Retail Class | State Farm LifePath 2040 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Legacy Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.61%
5 Years	rr_AverageAnnualReturnYear05	6.40%
10 Years	rr_AverageAnnualReturnYear10	3.55%
Retail Class | State Farm LifePath 2040 Fund | Blended Benchmark (reflects no deduction for fees, expenses or taxes.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.10%	[3]
5 Years	rr_AverageAnnualReturnYear05	10.13%	[3]
10 Years	rr_AverageAnnualReturnYear10	6.07%	[3]
Life of Class	rr_AverageAnnualReturnSinceInception	5.33%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2006	[3]
Retail Class | State Farm LifePath 2040 Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.69%	[4]
5 Years	rr_AverageAnnualReturnYear05	15.45%	[4]
10 Years	rr_AverageAnnualReturnYear10	7.67%	[4]
Life of Class	rr_AverageAnnualReturnSinceInception	7.68%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2006	[4]
Retail Class | State Farm LifePath 2040 Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.97%	[5]
5 Years	rr_AverageAnnualReturnYear05	4.45%	[5]
10 Years	rr_AverageAnnualReturnYear10	4.71%	[5]
Life of Class	rr_AverageAnnualReturnSinceInception	5.29%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2006	[5]

[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.
[2]	The expense information in the table has been restated to reflect current fees.
[3]	Index return for Class A and Class B shares, since inception, computed from May 1, 2006 is 5.33%.
[4]	Index return for Class A and Class B shares, since inception, computed from May 1, 2006 is 7.68%.
[5]	Index return for Class A and Class B shares, since inception, computed from May 1, 2006 is 5.29%.